Stock Compensation Plans	12 Months Ended
Dec. 29, 2013
Stock Compensation Plans

(17) Stock Compensation Plans

Omnibus Stock Incentive Plan

On October 5, 2006, the Predecessor adopted a new equity incentive plan for its employees, the RSG Plan and presented the RSG Plan to the Predecessor’s stockholders’ for approval, which was received on October 6, 2006. The RSG Plan provided for the issuance of stock options, stock appreciation rights, restricted shares, deferred shares, performance shares, unrestricted shares and other stock-based awards. A total of 2,000,000 shares of the Predecessor’s common stock were initially reserved for issuance under the RSG Plan, provided however, that commencing on the first day of each fiscal year beginning in calendar year 2007, the number of shares reserved and available for issuance was increased by an amount equal to 100,000. All such shares of the Predecessor’s common stock that were available for the grant of awards under the RSG Plan may be granted as incentive stock options. Section 162(m) of the Code states that the maximum aggregate number of shares that was subject to stock options or stock appreciation rights that may be granted to any individual during any fiscal year was 400,000 and the maximum aggregate number of shares that was subject to awards of restricted stock, deferred shares, unrestricted shares or other stock-based awards that may be granted to any individual during any fiscal year was 400,000.

The RSG Plan was administered by the Predecessor’s board of directors, although it may be administered by either the board of directors or any committee of the board of directors including a committee that complies with the applicable requirements of Section 162(m) of the Code, Section 16 of the Exchange Act and any other applicable legal or stock exchange listing requirements.

Except as otherwise provided by the RSG Plan administrator, on the first business day after the Predecessor’s annual meeting of stockholders and each such annual meeting thereafter during the term of the RSG Plan, each of the Predecessor’s independent directors who is serving following such annual meeting was automatically granted under the RSG Plan a number of unrestricted shares of common stock having a fair market value of $15 as of the date of grant; however, those of the Predecessor’s independent directors who were granted restricted common stock upon the consummation of the IPO will not be eligible to receive these automatic annual grants.

The terms of the RSG Plan provided that the board of directors may amend, alter or discontinue the RSG Plan, but no such action may impair the rights of any participant with respect to outstanding awards without the participant’s consent. The RSG Plan administrator, however, reserves the right to amend, modify, or supplement an award to either bring it into compliance with Section 409A of the Code, or to cause the award to not be subject to such section. The RSG Plan was terminated on November 26, 2013 as a result of the bankruptcy filing.

As of December 29, 2013 and December 30, 2012, a total of 0 and 25,424 RSGs were outstanding under the RSG Plan, respectively. Refer to Note 5 for further discussion of our RSG Plan.